STOCKHOLDER'S EQUITY - Stock Options (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity - Stock Options Details 1
Option outstanding at beginning of year	5,582,500	7,208,070
Granted	400,000	925,000
Cancelled/expired/exercised	(1,700,000)	(2,550,570)
Options outstanding at end of year	4,282,500	5,582,500
Options exercisable at end of year	3,790,834	4,826,250
Option outstanding at beginning, Weighted Average Exercise Price	$ 0.78	$ 0.69
Granted, Weighted Average Exercise Price	$ 1.71	$ 1.24
Cancelled/expired/exercised,Weighted Average Exercise Price	$ 0.67	$ 0.66
Option outstanding at end, Weighted Average Exercise Price	$ 0.91	$ 0.78
Options exercisable, Weighted Average Exercise Price	$ 0.84	$ 0.71